OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income [abstract]
Interest and other investment income	$ 47	$ 32	$ 22
Gain on regulatory settlement	61	14	0
Other	20	59	53
Other income, net	$ 128	$ 105	$ 75